Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Due from related parties
Due from related parties	$ 228	$ 922
Due to related parties
Due to related parties	334	356
Oceanbulk Maritime S.A. and its affiliates
Due from related parties
Due from related parties	148	922
Due to related parties
Due to related parties	3	26
Interchart Shipping Inc.
Due from related parties
Due from related parties	0	0
Star Ocean Manning Philipines Inc.
Due from related parties
Due from related parties	80	0
Combine Marine Ltd.
Due to related parties
Due to related parties	8	0
Sydelle profit sharing agreement
Due to related parties
Due to related parties	159	0
Management and Directors Fees
Due to related parties
Due to related parties	157	323
Managed Vessels of Oceanbulk Shipping LLC
Due to related parties
Due to related parties	$ 7	$ 7